Consolidated Statements of Operations and Comprehensive Income - USD ($)		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Revenue		$ 23,563,957	$ 16,540,179	$ 18,586,528
Cost of revenue		21,188,860	14,120,777	16,680,941
Gross Profit		2,375,097	2,419,402	1,905,587
Operating expenses:
General and administrative expenses		1,417,094	1,079,349	758,726
Total operating expenses		1,417,094	1,079,349	758,726
Income from operations		958,003	1,340,053	1,146,861
Other income:
Interest income		64,346	68,205	3,481
Interest expense		(995)	(2,393)	(1,066)
Other income (expenses)		(138,223)	156,953	120,367
Total other income (expenses), net		(74,872)	222,765	122,782
Income before income taxes		883,131	1,562,818	1,269,643
Income taxes provision		200,149	223,810	192,251
Net income attributable to Globavend Holdings Limited		682,982	1,339,008	1,077,392
Foreign currency translation adjustment		331
Comprehensive income		$ 683,313	$ 1,339,008	$ 1,077,392
Earnings per share - Basic (in Dollars per share)	[1]	$ 1.61	$ 18.39	$ 16.42
Earnings per share - Diluted (in Dollars per share)	[1]	$ 1.61	$ 18.39	$ 16.42
Weighted Average Basic Number of Ordinary Shares Outstanding (in Shares)	[1]	423,124	72,798	65,625
Weighted Average Diluted Number of Ordinary Shares Outstanding (in Shares)	[1]	423,124	72,798	65,625
Cost of revenue [Member]
Cost of revenue		$ 8,130,006	$ 7,223,445	$ 10,521,866
Cost of revenue – related party
Cost of revenue		$ 13,058,854	$ 6,897,332	$ 6,159,075

[1]	Retrospectively applied for effect of reverse stock split on July 21, 2025.